SHAREHOLDER'S COMPENSATION (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands		1 Months Ended	12 Months Ended
		Dec. 23, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Profit for the year			R$ 1,554,060	R$ 12,258,628	R$ 3,794,295
Percentual de Reserva de Capital			5.00%
Capital reserve			R$ (77,703)
Interest on equity prescribed	[1]		789
Net income after destination			1,477,146
Interest on equity	[2]		700,000
Additional dividends proposed to the profit account	[3]		777,146
Complementary dividends with Statutory Reserve	[4]		836,854
Gross interest on equity		R$ 595,000
Equity per share		R$ 0.44868615934
Proposed dividends			R$ 777,146
Board of Directors Chairman [Member]
IfrsStatementLineItems [Line Items]
Gross interest on equity		R$ 700,000
Equity per share		R$ 0.52786606981
Income tax rate		15.00%

[1]	As provided for in the Bylaws, as of December 31, 2022, the Company reversed, to the retained earnings account, the amount of R$789, related to prescribed interest on equity, respectively, which will be submitted to the resolution of the Annual General Meeting.
[2]	At the meeting held on December 23, 2022, the Board of Directors approved the payment to shareholders, in advance of the minimum mandatory dividends, gross interest on equity in the amount of R$700,000, corresponding to a gross amount of R$0.52786606981 per share. Considering the withholding income tax at the rate of 15%, the amount to be paid, net of income tax, will be R$595,000, equivalent to R$0.44868615934 per share. Interest on equity will be paid to shareholders until May 31, 2023, without monetary adjustment. The amount is recorded in current liabilities.
[3]	The proposed additional dividends in the amount of R$777,146 will be deliberated at the Company's AGM, the amount is recorded in equity under "Proposed dividends".
[4]	Additionally, the Company will deliberate at the AGM on the approval of the proposed additional dividends in the amount of R$836,854 from the earnings reserve account, the amount is recorded in equity under "Proposed dividends".